[GRAPHIC OMITTED]


Oppenheimer
Global Fund



                                                Semiannual Report March 31, 2002







                                                                  [LOGO OMITTED]

                                                            OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS


FUND OBJECTIVE
Oppenheimer Global Fund seeks capital appreciation.
FUND HIGHLIGHT
As of March 31, 2002, Oppenheimer Global Fund Class A shares earned a 5-star overall Morningstar Rating(TM) for the combined three-, five- and ten-year periods among international equity funds.(1)



    Contents

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

32  Officers and
    Trustees






                                            CUMULATIVE TOTAL RETURNS*
                                                         For the 6-Month Period
                                                         Ended 3/31/02
                                                         Without      With
                                                         Sales Chg.   Sales Chg.
                                            ------------------------------------
                                            Class A          18.48%       11.67%
                                            ------------------------------------
                                            Class B          18.05        13.05
                                            ------------------------------------
                                            Class C          18.03        17.03
                                            ------------------------------------
                                            Class N          18.36        17.36
                                            ------------------------------------
                                            Class Y          18.62


                                            AVERAGE ANNUAL TOTAL RETURNS*
                                                         For the 1-Year Period
                                                         Ended 3/31/02
                                                         Without      With
                                                         Sales Chg.   Sales Chg.
                                            ------------------------------------
                                            Class A           4.59%       -1.43%
                                            ------------------------------------
                                            Class B           3.81        -1.20
                                            ------------------------------------
                                            Class C           3.79         2.79
                                            ------------------------------------
                                            Class N           4.37         3.37
                                            ------------------------------------
                                            Class Y           4.80


  1. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the Fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics. Oppenheimer Global Fund was rated against the following numbers of U.S.-domiciled International Equity Funds over the following time period ended 3/31/02: 1396 funds in the last three years, 931 funds in the last five years and 173 funds in the last ten years. With respect to these International Equity Funds, Oppenheimer Global Fund received a Morningstar Rating of 5 stars, 5 stars and 5 stars for the three-, five- and ten-year periods, respectively. Morningstar Rating is for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


Dear Shareholder,


2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.







[PHOTO OMITTED]


JOHN V. MURPHY
President
Oppenheimer
Global Fund





1
OPPENHEIMER GLOBAL FUND

LETTER TO SHAREHOLDERS


   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,


/S/ SIGNATURE

John V. Murphy
April 19, 2002





THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2
OPPENHEIMER GLOBAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q



HOW DID OPPENHEIMER GLOBAL FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2002?

A. Coming off the September 11 tragedy, and throughout the period, the Fund showed considerable resilience. While we are certainly encouraged by our short-term results, they fail to tell the whole story. In taking a more "global" view, it is our belief that the Fund's focus on absolute long-term return should serve our shareholders well over time. Recent Morningstar Ratings(TM) (as seen at the beginning of the report), which are based on long-term risk-adjusted performance, would seem to support that notion.

HOW DID GLOBAL MARKETS REACT IN THE AFTERMATH OF THE SEPTEMBER 11 EVENTS? Clearly, U.S. markets bore the brunt of these tragic events. In many ways, the attacks accelerated an economic decline already underway, as unemployment surged and corporate earnings languished. Europe was not immune to the slowdown, but fared better due to continued strength in consumer spending. Japan remained mired in an economic funk, as its new government was unable to implement much-needed structural reforms to shore up its ailing banking system. Conversely, Southeast Asia held up well given its heavy exposure to the volatile technology sector, as did Latin America, which for the most part skirted the effects of the Argentine financial crisis.
   Despite the upheaval, worldwide markets regained most or all of the ground lost following the lows of September 2001. This was driven by a number of factors, including the joint efforts of central bankers to inject massive liquidity into the marketplace through lower interest rates and the normalization of stock valuations. Although credit and accounting concerns in the wake of last year's Enron bankruptcy continued to loom large in the minds of investors, reports of a budding U.S. economic recovery in early 2002 brightened the investment picture considerably, sending global markets higher.



PORTFOLIO MANAGEMENT TEAM
Frank Jennings
Bill Wilby
(Portfolio Manager)
George Evans





3
OPPENHEIMER GLOBAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS



HAVE RECENT EVENTS CHANGED THE WAY YOU MANAGE THE FUND?
It has been our experience that the best way to pursue absolute long-term return is through a consistent investment approach. We stick by our mantra: GOOD COMPANIES IN GOOD BUSINESSES AT GOOD PRICES. While the mantra is simple, however, finding compelling opportunities that meet those criteria is not. For that reason, we start by identifying individual companies that stand to benefit from several far-reaching worldwide growth trends--including mass affluence, new technologies, restructuring and aging populations--then apply rigorous fundamental analysis to determine whether their current pricing is justified by their prospects.
   At the beginning of the period, valuations for many of our holdings dropped sharply as markets tumbled following the terrorist attacks. Although this proved to be a short-term drag on performance for the Fund, it provided us with numerous opportunities to add to positions in which we are confident, such as pan-European household products giant Reckitt Benckiser plc, French pharmaceutical firm Sanofi-Synthelabo SA and U.S.-based game software company Electronic Arts, Inc. As markets recovered during the period, these holdings more than made up for their earlier declines. A sizable weighting in emerging markets also contributed to the Fund's performance.(2)

INVESTING IN FOREIGN
SECURITES ENTAILS
ADDITIONAL RISKS, SUCH
AS FOREIGN CURRENCY
FLUCTUATIONS,
DIFFERENT ACCOUNTING
STANDARDS AND
HIGHER EXPENSES.
EMERGING MARKETS
MAYBE VOLATILE.




2. The Fund's holdings and allocations are subject to change.


4
OPPENHEIMER GLOBAL FUND

DID YOU MAKE ANY NEW ADDITIONS DURING THE PERIOD?
In keeping with our "barbell strategy," which pairs aggressive stocks with more defensive ones, we took advantage of opportunities to add stocks of small and mid-sized companies. Historically, these asset classes have outperformed during the initial phases of economic recovery. Likewise, we increased our holdings of European companies, where valuations relative to comparable U.S. companies may well be as favorable as we have ever seen.
   Although not a new addition, new concerns emerged recently surrounding reports of accounting improprieties at some large U.S. corporations. One of our greatest challenges is in dealing with foreign accounting standards, which are often less stringent than those in the United States. This has called attention to the importance of assessing management integrity, which for us has always meant investing in management teams that in our view practice the most judicious accounting.

LOOKING AHEAD, WHAT IS YOUR OUTLOOK FOR THE FUND?
We continue to view the world as one stock market, offering up good companies virtually anywhere. With valuations still attractive on a global basis, and economies showing clear signs of recovery, we remain confident that our stock-by stock approach and highly experienced, highly collaborative management team make Oppenheimer Global Fund an important part of THE RIGHT WAY TO INVEST.


AVERAGE ANNUAL TOTAL RETURNS
WITH SALES CHARGE

For the Periods Ended 3/31/02(3)

Class A
1-Year          5-Year          10-Year
--------------------------------------------------------------------------------
-1.43%          12.87%          12.71%

Class B                         Since
1-Year          5-Year          Inception
--------------------------------------------------------------------------------
-1.20%          13.09%          14.01%

Class C                         Since
1-Year          5-Year          Inception
--------------------------------------------------------------------------------
2.79%           13.34%          13.63%

Class N                         Since
1-Year          5-Year          Inception
--------------------------------------------------------------------------------
3.37%           N/A             -6.06%

Class Y                         Since
1-Year          5-Year          Inception
--------------------------------------------------------------------------------
4.80%           N/A             15.47%


3. See Notes page 7 for further details.


5
OPPENHEIMER GLOBAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS



TOP TEN GEOGRAPHICAL DIVERSIFICATION HOLDINGS(4)
--------------------------------------------------------------------------------
United States                                           46.8%
--------------------------------------------------------------------------------
Great Britain                                           16.4
--------------------------------------------------------------------------------
Japan                                                    6.4
--------------------------------------------------------------------------------
France                                                   5.2
--------------------------------------------------------------------------------
Germany                                                  5.2
--------------------------------------------------------------------------------
Canada                                                   2.8
--------------------------------------------------------------------------------
India                                                    2.7
--------------------------------------------------------------------------------
The Netherlands                                          2.7
--------------------------------------------------------------------------------
Brazil                                                   2.2
--------------------------------------------------------------------------------
Mexico                                                   2.1

TOP TEN COMMON STOCK HOLDINGS(5)
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.                             4.5%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                    3.4
--------------------------------------------------------------------------------
Electronic Arts, Inc.                                    2.3
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                     2.2
--------------------------------------------------------------------------------
Fannie Mae                                               2.0
--------------------------------------------------------------------------------
Raytheon Co.                                             2.0
--------------------------------------------------------------------------------
Porsche AG, Preferred                                    2.0
--------------------------------------------------------------------------------
Cadbury Schweppes plc                                    1.9
--------------------------------------------------------------------------------
Johnson & Johnson                                        1.9
--------------------------------------------------------------------------------
Bank One Corp.                                           1.8




REGIONAL ALLOCATION(4)


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


o  U.S./
   Canada         49.6%
o  Europe         31.3
o  Asia           13.4
o  Latin
   America         5.4
o  Middle East/
   Africa          0.3


4. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on total market value of investments.

5. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on net assets.


6
OPPENHEIMER GLOBAL FUND

NOTES


IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


7
OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited


                                                                  MARKET VALUE
                                                         SHARES     SEE NOTE 1

--------------------------------------------------------------------------------
 COMMON STOCKS--93.7%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.8%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--0.5%
 Valeo SA                                               987,166   $ 43,835,264
--------------------------------------------------------------------------------
 AUTOMOBILES--2.0%
 Porsche AG, Preferred                                  367,895    168,339,114
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.5%
 International Game Technology(1)                       636,800     39,685,376
--------------------------------------------------------------------------------
 Six Continents plc                                   8,168,108     86,886,452
                                                                   -------------
                                                                   126,571,828

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--3.7%
 Nintendo Co. Ltd.                                      854,187    125,677,342
--------------------------------------------------------------------------------
 Sharp Corp.                                          6,916,000     91,214,909
--------------------------------------------------------------------------------
 Sony Corp.                                           1,199,000     62,331,535
--------------------------------------------------------------------------------
 Thomson Multimedia SA(1)                             1,190,071     37,074,763
                                                                   -------------
                                                                   316,298,549

--------------------------------------------------------------------------------
 MEDIA--8.4%
 AOL Time Warner, Inc.(1)                             2,584,771     61,129,834
--------------------------------------------------------------------------------
 Grupo Televisa SA, Sponsored GDR(1)                  1,627,690     78,959,242
--------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A1                          2,869,500     36,270,480
--------------------------------------------------------------------------------
 Pearson plc                                          2,638,900     33,895,298
--------------------------------------------------------------------------------
 Reed International plc                              10,656,547    103,341,225
--------------------------------------------------------------------------------
 Singapore Press Holdings Ltd.                        7,282,785     97,161,729
--------------------------------------------------------------------------------
 Sirius Satellite Radio, Inc.(1)                      3,502,500     18,633,300
--------------------------------------------------------------------------------
 Television Broadcasts Ltd.                          19,376,486     90,177,497
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                    4,219,375     88,343,586
--------------------------------------------------------------------------------
 XM Satellite Radio Holdings, Inc.(1)                 2,885,700     39,736,089
--------------------------------------------------------------------------------
 Zee Telefilms Ltd.                                  19,201,307     66,051,237
                                                                   -------------
                                                                   713,699,517

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--1.7%
 Best Buy Co., Inc.(1)                                  596,085     47,209,932
--------------------------------------------------------------------------------
 Circuit City Stores, Inc./Circuit City Group         4,537,715     81,860,378
--------------------------------------------------------------------------------
 New Dixons Group plc                                 5,872,040     21,866,068
                                                                   -------------
                                                                   150,936,378






8
OPPENHEIMER GLOBAL FUND

                                                                  MARKET VALUE
                                                         SHARES     SEE NOTE 1

--------------------------------------------------------------------------------
 CONSUMER STAPLES--11.3%
--------------------------------------------------------------------------------
 BEVERAGES--2.5%
 Companhia de Bebidas das Americas, ADR               2,294,900   $ 44,773,499
--------------------------------------------------------------------------------
 Diageo plc                                           5,806,440     75,903,642
--------------------------------------------------------------------------------
 Fomento Economico Mexicano SA de CV, UBD             11,742,100    54,653,503
--------------------------------------------------------------------------------
 Grupo Modelo SA de CV, Series C                      15,788,200    40,290,321
                                                                   -------------
                                                                   215,620,965

--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.9%
 Boots Co. plc                                        8,422,058     80,652,996
--------------------------------------------------------------------------------
 FOOD PRODUCTS--2.4%
 Cadbury Schweppes plc                                23,340,801   161,117,815
--------------------------------------------------------------------------------
 Koninklijke Numico NV                                1,553,600     42,829,396
                                                                   -------------
                                                                   203,947,211

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--4.3%
 Hindustan Lever Ltd.                                 17,066,500    78,842,472
--------------------------------------------------------------------------------
 Reckitt Benckiser plc                                17,485,283   287,334,956
                                                                   -------------
                                                                   366,177,428

--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.2%
 Wella AG, Preference, Non-Vtg.                       1,924,182     99,040,727
--------------------------------------------------------------------------------
 ENERGY--4.5%
--------------------------------------------------------------------------------
 OIL & GAS--4.5%
 Alberta Energy Co. Ltd.                                985,500     42,937,260
--------------------------------------------------------------------------------
 BP plc, ADR                                          1,927,256    102,337,294
--------------------------------------------------------------------------------
 ChevronTexaco Corp.                                    937,217     84,602,579
--------------------------------------------------------------------------------
 Husky Energy, Inc.                                   6,584,965     70,579,730
--------------------------------------------------------------------------------
 Royal Dutch Petroleum Co., NY Shares                 1,563,523     84,930,569
                                                                   -------------
                                                                   385,387,432

--------------------------------------------------------------------------------
 FINANCIALS--13.4%
--------------------------------------------------------------------------------
 BANKS--5.5%
 Australia & New Zealand Banking Group Ltd.           13,407,829   127,157,826
--------------------------------------------------------------------------------
 Bank One Corp.                                       3,757,003    156,967,585
--------------------------------------------------------------------------------
 Royal Bank of Scotland Group plc (The)               3,748,762     96,515,327
--------------------------------------------------------------------------------
 Wachovia Corp.                                       2,449,738     90,836,285
                                                                   -------------
                                                                   471,477,023

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--5.4%
 American Express Co.                                 2,127,300     87,134,208
--------------------------------------------------------------------------------
 Citigroup, Inc.                                        798,333     39,533,450
--------------------------------------------------------------------------------
 Credit Saison Co. Ltd.                               2,696,000     56,245,068
--------------------------------------------------------------------------------
 Fannie Mae                                           2,162,640    172,751,683
--------------------------------------------------------------------------------
 ICICI Ltd., Sponsored ADR                            5,545,000     45,025,400






9
OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                  MARKET VALUE
                                                         SHARES     SEE NOTE 1

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS Continued
 Lehman Brothers Holdings, Inc.                         581,500   $ 37,588,160
--------------------------------------------------------------------------------
 MBNA Corp.                                             526,500     20,307,105
                                                                  --------------
                                                                   458,585,074

--------------------------------------------------------------------------------
 INSURANCE--2.5%
 ACE Ltd.                                             1,960,871     81,768,320
--------------------------------------------------------------------------------
 Axa SA                                                 915,316     20,657,756
--------------------------------------------------------------------------------
 Berkshire Hathaway, Inc., Cl. B(1)                      29,620     70,169,780
--------------------------------------------------------------------------------
 Manulife Financial Corp.                             1,529,239     41,906,938
                                                                  --------------
                                                                   214,502,794

--------------------------------------------------------------------------------
 HEALTH CARE--17.8%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--4.9%
 Affymetrix, Inc.(1)                                    961,000     27,849,780
--------------------------------------------------------------------------------
 Amgen, Inc.(1)                                       2,177,500    129,953,200
--------------------------------------------------------------------------------
 Gilead Sciences, Inc.(1)                             2,439,600     87,801,204
--------------------------------------------------------------------------------
 Human Genome Sciences, Inc.(1)                       1,328,800     28,954,552
--------------------------------------------------------------------------------
 Oxford GlycoSciences plc(1)                          1,734,735      9,424,052
--------------------------------------------------------------------------------
 Protein Design Labs, Inc.(1)                           209,000      3,580,170
--------------------------------------------------------------------------------
 Qiagen NV(1)                                           801,478     12,438,935
--------------------------------------------------------------------------------
 Wyeth                                                1,819,969    119,480,965
                                                                  --------------
                                                                   419,482,858

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
 Amersham plc                                         2,254,400     24,670,891
--------------------------------------------------------------------------------
 Applera Corp./Applied Biosystems Group               1,867,200     41,731,920
--------------------------------------------------------------------------------
 Essilor International SA                               724,200     25,935,065
--------------------------------------------------------------------------------
 Smith & Nephew plc                                   3,278,650     19,165,414
--------------------------------------------------------------------------------
 Swiss Medical SA(1,2,3)                                480,000     15,393,600
                                                                  --------------
                                                                   126,896,890

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.4%
 Fresenius AG, Preference(3)                          1,678,401    128,560,012
--------------------------------------------------------------------------------
 Laboratory Corp. of America Holdings, Inc.(1)          490,360     47,005,910
--------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                           721,400     30,147,306
--------------------------------------------------------------------------------
 Quest Diagnostics, Inc.(1)                           1,118,700     92,684,295
--------------------------------------------------------------------------------
 Quintiles Transnational Corp.(1)                     4,525,354     80,325,033
                                                                  -------------
                                                                   378,722,556

--------------------------------------------------------------------------------
 PHARMACEUTICALS--7.0%
 AstraZeneca plc                                        895,841     44,482,877
--------------------------------------------------------------------------------
 Eisai Co. Ltd.                                       1,790,000     44,164,183
--------------------------------------------------------------------------------
 Johnson & Johnson                                    2,455,955    159,514,277






10
OPPENHEIMER GLOBAL FUND

                                                                  MARKET VALUE
                                                         SHARES     SEE NOTE 1

--------------------------------------------------------------------------------
 PHARMACEUTICALS Continued
 Novartis AG                                          1,257,522   $ 49,461,934
--------------------------------------------------------------------------------
 Pfizer, Inc.                                         2,053,290     81,597,745
--------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                 2,930,867    188,186,984
--------------------------------------------------------------------------------
 Takeda Chemical Industries Ltd.                        652,000     26,417,475
                                                                  --------------
                                                                   593,825,475

--------------------------------------------------------------------------------
 INDUSTRIALS--6.5%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.8%
 Bombardier, Inc., Cl. B                              8,742,700     78,637,172
--------------------------------------------------------------------------------
 Empresa Brasileira de
 Aeronautica SA (Embraer), ADR                        3,734,800     75,368,264
--------------------------------------------------------------------------------
 Raytheon Co.                                         4,140,300    169,959,315
                                                                  --------------
                                                                   323,964,751

--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--2.7%
 Amadeus Global Travel Distribution SA(1)             3,436,822     24,436,011
--------------------------------------------------------------------------------
 Rentokil Initial plc                                29,369,405    118,356,353
--------------------------------------------------------------------------------
 Societe BIC SA                                       2,346,753     83,939,600
                                                                  --------------
                                                                   226,731,964

--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--18.6%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.3%
 Nokia Corp., Sponsored ADR, A Shares                 2,065,800     42,844,692
--------------------------------------------------------------------------------
 QUALCOMM, Inc.(1)                                      438,000     16,486,320
--------------------------------------------------------------------------------
 Riverstone Networks, Inc.(1)                         1,694,837     10,169,022
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                             1,686,200     38,951,220
                                                                  --------------
                                                                   108,451,254

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.4%
 International Business Machines Corp.                  841,681     87,534,824
--------------------------------------------------------------------------------
 Toshiba Corp.(1)                                     6,844,500     28,661,844
                                                                  --------------
                                                                   116,196,668

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
 Hirose Electric Co.                                    400,065     27,951,876
--------------------------------------------------------------------------------
 Keyence Corp.                                          121,400     23,192,726
--------------------------------------------------------------------------------
 Kudelski SA(1)                                         675,700     34,913,979
--------------------------------------------------------------------------------
 Kyocera Corp.                                          484,800     33,542,959
                                                                  --------------
                                                                   119,601,540

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.5%
 Business Objects SA, Sponsored ADR(1)                  460,700     20,252,372
--------------------------------------------------------------------------------
 Check Point Software Technologies Ltd.(1)              687,300     20,893,920
                                                                  --------------
                                                                    41,146,292







11
OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                  MARKET VALUE
                                                         SHARES     SEE NOTE 1

--------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--0.5%
 Infosys Technologies Ltd.                              516,572   $ 39,557,788
--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.7%
 Applied Materials, Inc.(1)                             404,500     21,952,215
--------------------------------------------------------------------------------
 National Semiconductor Corp.(1)                      4,333,100    145,982,139
--------------------------------------------------------------------------------
 Novellus Systems, Inc.(1)                              398,700     21,585,618
--------------------------------------------------------------------------------
 STMicroelectronics NV, NY Registered Shares            629,800     21,362,816
--------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                        588,500     23,457,610
                                                                  --------------
                                                                   234,340,398

--------------------------------------------------------------------------------
 SOFTWARE--10.8%
 Cadence Design Systems, Inc.(1,3)                   16,972,038    383,737,779
--------------------------------------------------------------------------------
 Electronic Arts, Inc.(1)                             3,273,341    199,019,133
--------------------------------------------------------------------------------
 Mentor Graphics Corp.(1)                             2,158,900     45,639,146
--------------------------------------------------------------------------------
 Oracle Corp.(1)                                      1,571,500     20,115,200
--------------------------------------------------------------------------------
 SAP AG                                                 293,859     44,504,546
--------------------------------------------------------------------------------
 Siebel Systems, Inc.(1)                              1,080,400     35,231,844
--------------------------------------------------------------------------------
 Sybase, Inc.(1)                                      4,697,255     82,061,045
--------------------------------------------------------------------------------
 Symantec Corp.(1)                                      952,900     39,269,009
--------------------------------------------------------------------------------
 Synopsys, Inc.(1)                                    1,020,213     56,274,949
--------------------------------------------------------------------------------
 Trend Micro, Inc.(1)                                   640,000     16,708,039
                                                                  --------------
                                                                   922,560,690

--------------------------------------------------------------------------------
 MATERIALS--1.9%
--------------------------------------------------------------------------------
 CHEMICALS--0.8%
 International Flavors & Fragrances, Inc.             2,060,625     72,060,056
--------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--1.1%
 Hanson plc                                          11,983,966     90,445,389
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
 Cable & Wireless plc                                 9,727,341     30,993,254
--------------------------------------------------------------------------------
 Tele Norte Leste Participacoes SA
 (Telemar), Preference                            5,388,054,560     67,698,448
                                                                  --------------
                                                                    98,691,702

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.4%
 KDDI Corp.                                               3,733      9,548,323
--------------------------------------------------------------------------------
 SK Telecom Co. Ltd.                                    107,390     23,631,546
                                                                  --------------
                                                                    33,179,869

--------------------------------------------------------------------------------
 UTILITIES--0.4%
--------------------------------------------------------------------------------
 GAS UTILITIES--0.4%
 Hong Kong & China Gas Co. Ltd.                      22,202,000     30,884,343
                                                                  --------------
 Total Common Stocks (Cost $6,969,736,771)                        7,991,812,783





12
OPPENHEIMER GLOBAL FUND

                                                      PRINCIPAL   MARKET VALUE
                                                         AMOUNT     SEE NOTE 1

--------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
--------------------------------------------------------------------------------

 Telewest Communications plc, 11%
 Sr. Disc. Debs.,  10/1/07 (Cost $7,657,458)      $  9,620,000  $    4,906,200

--------------------------------------------------------------------------------
 SHORT-TERM NOTES--3.7%
--------------------------------------------------------------------------------
 Charta Corp.:
 1.80%, 4/16/02                                     30,000,000      29,977,375
 1.82%, 4/4/02                                      30,000,000      29,995,450
--------------------------------------------------------------------------------
 Crown Point Capital Co., 1.83%, 4/5/02             30,000,000      29,993,900
--------------------------------------------------------------------------------
 New Center Asset Trust:
 1.80%, 4/5/02                                      25,000,000      24,995,000
 1.81%, 4/3/02                                      30,000,000      29,996,983
 1.81%, 4/9/02                                      25,000,000      24,989,945
 1.82%, 4/18/02                                     25,000,000      24,978,514
--------------------------------------------------------------------------------
 Sheffield Receivables Corp.:
 1.85%, 5/13/02                                     30,000,000      29,935,250
 1.86%, 4/26/02                                     50,000,000      49,936,111
--------------------------------------------------------------------------------
 Wyeth, 1.92%, 5/7/02                               39,000,000      38,925,120
                                                                  --------------
 Total Short-Term Notes (Cost $313,723,648)                        313,723,648

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--2.1%
--------------------------------------------------------------------------------
 Repurchase agreement with BNP Paribas Securities
 Corp., 1.81%, dated 3/28/02, to be repurchased at
 $177,995,790 on 4/1/02, collateralized by U.S,
 Treasury Nts., 3.25%--6%, 9/30/02--12/31/03, with
 a value of $165,456,087 and U.S. Treasury Bills,
 5/16/02--6/20/02, with a value of $16,478,369
 (Cost $177,960,000)                               177,960,000     177,960,000
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $7,469,077,877)        99.6%  8,488,402,631
--------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                           0.4      35,605,560
                                                  ------------------------------
 NET ASSETS                                              100.0% $8,524,008,191
                                                  ==============================



FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least
5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2002 amounts to $527,691,391. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES                                SHARES      UNREALIZED
                             SEPTEMBER 30,     GROSS       GROSS       MARCH 31,    APPRECIATION      DIVIDEND       REALIZED
                                      2001 ADDITIONS  REDUCTIONS            2002   (DEPRECIATION)       INCOME           GAIN
-----------------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS

 Cadence Design Systems, Inc.  16,869,040    102,998          --     16,972,038    $ 47,452,256     $       --    $        --
 Fresnius AG, Preference        1,590,864     87,537          --      1,678,401     (37,780,186)            --             --
 Porsche AG, Preferred*           603,913      1,060     237,078        367,895     (17,857,689)     1,251,707     84,670,959
 Swiss Medical SA                 480,000         --          --        480,000     (13,196,400)            --             --
                                                                                                    ---------------------------
 *No longer an affiliate as of March 31, 2002.                                                      $1,251,707    $84,670,959
                                                                                                    ===========================






13
OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued




FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

 GEOGRAPHICAL DIVERSIFICATION                      MARKET VALUE         PERCENT
--------------------------------------------------------------------------------
 United States                                   $3,976,212,673            46.8%
 Great Britain                                    1,392,295,503            16.4
 Japan                                              545,656,279             6.4
 France                                             441,244,620             5.2
 Germany                                            440,444,398             5.2
 Canada                                             234,061,101             2.8
 India                                              229,476,896             2.7
 The Netherlands                                    228,542,487             2.7
 Brazil                                             187,840,211             2.2
 Mexico                                             173,903,066             2.1
 Australia                                          127,157,826             1.5
 Hong Kong                                          121,061,840             1.4
 Singapore                                           97,161,728             1.1
 Switzerland                                         84,375,913             1.0
 Bermuda                                             81,768,321             0.9
 Finland                                             42,844,692             0.5
 Spain                                               24,436,011             0.3
 Korea, Republic of (South)                          23,631,546             0.3
 Israel                                              20,893,920             0.3
 Argentina                                           15,393,600             0.2
                                                 -------------------------------
 Total                                           $8,488,402,631           100.0%
                                                 ===============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



14
OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited



March 31, 2002

--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------

 Investments, at value -- see accompanying statement:
 Unaffiliated companies (cost $6,937,862,156)                 $  7,960,711,240
 Affiliated companies (cost $531,215,721)                          527,691,391
                                                              -----------------
                                                                 8,488,402,631
--------------------------------------------------------------------------------
 Cash                                                                2,685,833
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   38,164,770
 Shares of beneficial interest sold                                 25,104,122
 Interest and dividends                                             18,644,458
 Other                                                                  68,509
                                                              -----------------
 Total assets                                                    8,573,070,323

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------

 Unrealized depreciation on foreign currency contracts                  12,557
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                             20,357,207
 Investments purchased                                              15,264,958
 Distribution and service plan fees                                  4,683,926
 Foreign capital gains taxes                                         4,066,894
 Shareholder reports                                                 2,243,935
 Trustees' compensation                                              1,206,244
 Transfer and shareholder servicing agent fees                         844,354
 Other                                                                 382,057
                                                               -----------------
 Total liabilities                                                  49,062,132

--------------------------------------------------------------------------------
 NET ASSETS                                                     $8,524,008,191
                                                                ===============
--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                $7,913,408,213
--------------------------------------------------------------------------------
 Accumulated net investment loss                                  (20,771,870)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                   (383,754,640)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies     1,015,126,488
                                                               -----------------
 NET ASSETS                                                     $8,524,008,191
                                                               =================




15
OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued



--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $6,100,692,332 and 128,601,103
 shares of beneficial interest outstanding)                             $47.44
 Maximum offering price per share (net asset
 value plus sales charge of 5.75% of offering price)                    $50.33
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and  offering
 price per share (based on net assets of $1,599,619,844 and
 35,557,781 shares of beneficial interest outstanding)                  $44.99
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $575,804,412
 and 12,602,426 shares of beneficial interest outstanding)              $45.69
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and
 offering price per share (based on net assets of $38,369,661
 and 810,923 shares of beneficial interest outstanding)                 $47.32
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net assets of $209,521,942 and
 4,403,953 shares of beneficial interest outstanding)                   $47.58



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



16
OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited



For the Six Months Ended March 31, 2002

--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------

 Dividends:
 Unaffiliated companies
 (net of foreign withholding taxes of $3,285,170)            $      42,082,909
 Affiliated companies
 (net of foreign withholding taxes of $138,811)                      1,251,707
--------------------------------------------------------------------------------
 Interest                                                            4,774,655
                                                             ------------------
 Total income                                                       48,109,271

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                    26,337,106
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                             6,547,736
 Class B                                                             7,653,818
 Class C                                                             2,513,344
 Class N                                                                51,136
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                             6,739,594
 Class B                                                             1,829,840
 Class C                                                               602,707
 Class N                                                                25,004
 Class Y                                                               272,446
--------------------------------------------------------------------------------
 Shareholder reports                                                 3,070,314
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           766,595
--------------------------------------------------------------------------------
 Trustees' compensation                                                236,595
--------------------------------------------------------------------------------
 Other                                                                 118,513
                                                               -----------------
 Total expenses                                                     56,764,748
 Less reduction to custodian expenses                                   (3,277)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees -- Class Y                           (15,804)
                                                               -----------------
 Net expenses                                                       56,745,667
--------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                (8,636,396)
--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                         (244,694,417)
   Affiliated companies                                             84,670,959
 Foreign currency transactions                                     (37,819,471)
                                                               -----------------
 Net realized loss                                                (197,842,929)

--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital
 gains taxes of $4,066,894)                                      1,568,130,222
 Translation of assets and liabilities
 denominated in foreign currencies                                 (87,385,732)
                                                               -----------------
 Net change                                                      1,480,744,490
                                                               -----------------
 Net realized and unrealized gain                                1,282,901,561

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $1,274,265,165
                                                               =================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17
OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                               MARCH 31, 2002     SEPTEMBER 30,
                                                   (UNAUDITED)             2001
--------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment income (loss)                  $   (8,636,396)   $   18,161,660
--------------------------------------------------------------------------------
 Net realized loss                               (197,842,929)     (185,613,512)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                 1,480,744,490    (2,368,896,124)
                                               ---------------------------------
 Net increase (decrease) in net assets
 resulting from operations                      1,274,265,165    (2,536,347,976)

--------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                   --    (1,122,608,597)
 Class B                                                   --      (355,876,868)
 Class C                                                   --       (78,333,327)
 Class N                                                   --                --
 Class Y                                                   --       (36,265,589)

--------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------

 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                          308,173,473     1,564,648,425
 Class B                                          (32,664,706)      330,994,853
 Class C                                           78,729,827       238,103,480
 Class N                                           29,922,694         6,787,490
 Class Y                                           13,370,332        58,677,193

--------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------

 Total increase (decrease)                      1,671,796,785    (1,930,220,916)
--------------------------------------------------------------------------------
 Beginning of period                            6,852,211,406     8,782,432,322
                                               ---------------------------------
 End of period (accumulated net investment
 loss of $20,771,870 and
 $12,135,474, respectively)                    $8,524,008,191    $6,852,211,406
                                               =================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18
OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND


FINANCIAL HIGHLIGHTS


                                                SIX MONTHS                                                               YEAR
                                                     ENDED                                                              ENDED
                                            MARCH 31, 2002                                                          SEPT. 30,
 CLASS A                                       (UNAUDITED)         2001        2000         1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA


 Net asset value, beginning of period              $ 40.04      $ 67.48       $ 49.50      $ 38.34      $ 49.32       $ 39.00
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.01)         .20           .26          .17         1.08           .32
 Net realized and unrealized gain (loss)              7.41       (15.68)        22.20        14.37        (5.49)        11.91
                                                   ---------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                7.40       (15.48)        22.46        14.54        (4.41)        12.23
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --          (.32)        (.39)        (.83)         (.53)
 Dividends in excess of net investment income           --           --          (.04)          --           --            --
 Distributions from net realized gain                   --       (11.96)        (4.12)       (2.99)       (5.74)        (1.38)
                                                   ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --       (11.96)        (4.48)       (3.38)       (6.57)        (1.91)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $47.44       $40.04        $67.48       $49.50       $38.34        $49.32
                                                   ===========================================================================


------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                 18.48%      (27.10)%       47.13%       40.05%       (9.85)%       32.85%
------------------------------------------------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $6,100,692   $4,876,120    $6,225,967   $3,780,168   $2,904,763    $3,407,837
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $5,652,500   $5,851,970    $5,555,437   $3,475,038   $3,381,204    $2,869,142
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                        (0.03)%       0.42%         0.41%        0.37%        0.96%         0.74%
 Expenses                                             1.24%        1.12%         1.08%        1.16%        1.14%(3)      1.13%(3)
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                12%          36%           62%          68%          65%           66%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19
OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued


                                                SIX MONTHS                                                               YEAR
                                                     ENDED                                                              ENDED
                                            MARCH 31, 2002                                                          SEPT. 30,
 CLASS B                                       (UNAUDITED)         2001          2000         1999         1998          1997
------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period              $ 38.11       $65.26       $ 48.05      $ 37.32       $48.19        $38.19
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.19)        (.06)         (.19)        (.16)         .69          (.04)
 Net realized and unrealized gain (loss)              7.07       (15.13)        21.52        13.99        (5.31)        11.68
                                                   ---------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                6.88       (15.19)        21.33        13.83        (4.62)        11.64
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --            --         (.11)        (.51)         (.26)
 Dividends in excess of net investment income           --           --            --           --           --            --
 Distributions from net realized gain                   --       (11.96)        (4.12)       (2.99)       (5.74)        (1.38)
                                                   ---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --       (11.96)        (4.12)       (3.10)       (6.25)        (1.64)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $44.99       $38.11        $65.26       $48.05       $37.32        $48.19
                                                   =================================================================================
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                 18.05%      (27.68)%       46.01%       38.99%      (10.56)%       31.77%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $1,599,620   $1,386,315    $1,948,901   $1,250,245     $897,473      $897,380
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $1,536,140   $1,731,624    $1,779,871   $1,121,639     $965,647      $691,844
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                        (0.80)%      (0.35)%       (0.38)%      (0.40)%       0.20%        (0.23)%
 Expenses                                             2.01%        1.89%         1.85%        1.94%        1.91%(3)      1.94%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                12%          36%           62%          68%          65%           66%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20
OPPENHEIMER GLOBAL FUND




                                                SIX MONTHS                                                               YEAR
                                                     ENDED                                                              ENDED
                                            MARCH 31, 2002                                                          SEPT. 30,
 CLASS C                                       (UNAUDITED)         2001          2000         1999         1998          1997
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period              $ 38.71      $ 66.09       $ 48.63      $ 37.79      $ 48.77       $ 38.73
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.09)         .07           .06         (.08)         .75          (.08)
 Net realized and unrealized gain (loss)              7.07       (15.49)        21.54        14.07        (5.42)        11.86
                                                    --------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                6.98       (15.42)        21.60        13.99        (4.67)        11.78
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --          (.02)        (.16)        (.57)         (.36)
 Dividends in excess of net investment income           --           --            --(1)        --           --            --
 Distributions from net realized gain                   --       (11.96)        (4.12)       (2.99)       (5.74)        (1.38)
                                                    --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --       (11.96)        (4.14)       (3.15)       (6.31)        (1.74)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $45.69       $38.71        $66.09       $48.63       $37.79        $48.77
                                                    ================================================================================


------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                 18.03%      (27.67)%       46.01%       38.97%      (10.53)%       31.76%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $575,804     $418,525      $404,312     $152,620      $90,707       $60,387
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $504,910     $448,751      $287,843     $125,334      $79,398       $35,371
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                        (0.78)%      (0.33)%       (0.29)%      (0.38)%       0.23%        (0.86)%
 Expenses                                             2.01%        1.89%         1.85%        1.94%        1.91%(4)      1.94%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                12%          36%           62%          68%          65%           66%



1. Less than $0.005 per share.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21
OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued



                                                        SIX MONTHS       PERIOD
                                                             ENDED        ENDED
                                                    MARCH 31, 2002    SEPT. 30,
 CLASS N                                              (UNAUDITED)       2001(1)
--------------------------------------------------------------------------------
 PER SHARE OPERATING DATA


 Net asset value, beginning of period                      $ 39.98     $ 50.13
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .02         .01
 Net realized and unrealized gain (loss)                      7.32      (10.16)
                                                           ---------------------
 Total income (loss) from
 investment operations                                        7.34      (10.15)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           --          --
 Dividends in excess of net investment income                   --          --
 Distributions from net realized gain                           --          --

 Total dividends and/or distributions
 to shareholders                                                --          --
                                                           ---------------------
 Net asset value, end of period                             $47.32      $39.98
                                                          ======================
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                         18.36%     (20.25)%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $38,370      $5,971
--------------------------------------------------------------------------------
 Average net assets (in thousands)                         $20,683      $1,717
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                (0.10)%     0.13%
 Expenses                                                     1.51%      1.41%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                        12%        36%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


22
OPPENHEIMER GLOBAL FUND





                                                SIX MONTHS                                      YEAR
                                                     ENDED                                     ENDED
                                            MARCH 31, 2002                                 SEPT. 30,
 CLASS Y                                       (UNAUDITED)         2001           2000       1999(1)
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period              $ 40.11      $ 67.53         $49.54       $ 42.38
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .02          .22            .64           .63
 Net realized and unrealized gain (loss)              7.45       (15.68)         22.03         10.00
                                                   --------------------------------------------------
 Total income (loss) from
 investment operations                                7.47       (15.46)         22.67         10.63
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --           (.50)         (.48)
 Dividends in excess of net investment income           --           --           (.06)           --
 Distributions from net realized gain                   --       (11.96)         (4.12)        (2.99)
                                                   --------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --       (11.96)         (4.68)        (3.47)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $47.58       $40.11         $67.53        $49.54
                                                   ==================================================
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                 18.62%      (27.04)%        47.63%        27.11%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $209,522     $165,281       $203,252       $36,593
-----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $190,851     $194,016       $136,515       $16,838
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                0.18%        0.54%          0.90%         1.07%
 Expenses                                             1.06%        1.06%          0.82%         0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees       1.04%        1.00%           N/A           N/A
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                12%          36%            62%           68%



1. For the period from November 17, 1998 (inception of offering) to September 30, 1999.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


23
OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited




--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



24
OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $364,176,163. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of September 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:
           EXPIRING
           -------------------------------
              2004(1)          $353,985

 1. The capital loss carryover was acquired in connection with the Oppenheimer Global Emerging Growth Fund merger.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2002, the Fund's projected benefit obligations were increased by $91,269 and payments of $19,493 were made to retired trustees, resulting in an accumulated liability of $1,139,024 as of March 31, 2002.



25
OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



26
OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED MARCH 31, 2002      YEAR ENDED SEPTEMBER 30, 2001(1)
                                      SHARES            AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------

 CLASS A
 Sold                             18,440,016     $ 833,599,991        47,128,811     $ 2,381,817,622
 Dividends and/or
 distributions reinvested                 --                --        20,052,922       1,048,767,808
 Redeemed                        (11,633,012)     (525,426,518)      (37,646,130)     (1,865,937,005)
                                 --------------------------------------------------------------------
 Net increase                      6,807,004     $ 308,173,473        29,535,603     $ 1,564,648,425
                                 ====================================================================
----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                              4,096,784     $ 176,139,069        10,085,318     $   490,716,770
 Dividends and/or
 distributions reinvested                 --                --         6,522,425         326,903,986
 Redeemed                         (4,914,445)     (208,803,775)      (10,096,988)       (486,625,903)
                                 --------------------------------------------------------------------
 Net increase (decrease)            (817,661)    $ (32,664,706)        6,510,755     $   330,994,853
                                 ===================================================================
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                              2,748,771     $ 120,396,334         7,495,513     $   368,696,789
 Dividends and/or
 distributions reinvested                 --                --         1,334,263          67,921,429
 Redeemed                           (958,906)      (41,666,507)       (4,134,940)       (198,514,738)
                                 --------------------------------------------------------------------
 Net increase                      1,789,865     $  78,729,827         4,694,836     $   238,103,480
                                 ===================================================================
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                712,224     $  32,217,683           154,405     $     6,997,793
 Dividends and/or
 distributions reinvested                 --                --                --                  --
 Redeemed                            (50,638)       (2,294,989)           (5,068)           (210,303)
                                 --------------------------------------------------------------------
 Net increase                        661,586     $  29,922,694           149,337     $     6,787,490
                                 ===================================================================
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                              1,157,873     $  52,955,736         2,548,784     $   128,496,279
 Dividends and/or
 distributions reinvested                 --                --           692,969          36,263,077
 Redeemed                           (874,541)      (39,585,404)       (2,130,929)       (106,082,163)
                                 -------------------------------------------------------------------
 Net increase                        283,332     $  13,370,332         1,110,824     $    58,677,193
                                 ===================================================================
----------------------------------------------------------------------------------------------------



 1. For the year ended September 30, 2001, for Class A, B, C and Y shares and, for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.



27
OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $1,190,390,020 and $895,910,944, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $4.0 billion and 0.61% of average annual net assets in excess of $10 billion. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.67%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                        AGGREGATE        CLASS A         CONCESSIONS         CONCESSIONS         CONCESSIONS         CONCESSIONS
                        FRONT-END      FRONT-END          ON CLASS A          ON CLASS B          ON CLASS C          ON CLASS N
                    SALES CHARGES  SALES CHARGES              SHARES              SHARES              SHARES              SHARES
 SIX MONTHS            ON CLASS A    RETAINED BY         ADVANCED BY         ADVANCED BY         ADVANCED BY         ADVANCED BY
 ENDED                     SHARES    DISTRIBUTOR      DISTRIBUTOR(1)       DISTRIBUTOR(1)     DISTRIBUTOR(1)      DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------------------------------------
 March 31, 2002        $4,012,440     $1,028,376            $793,044           $5,660,073         $1,040,178            $247,343


 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                   CLASS A           CLASS B           CLASS C          CLASS N
                CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                  DEFERRED          DEFERRED          DEFERRED         DEFERRED
             SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
 SIX MONTHS    RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
 ENDED         DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------
 March 31, 2002    $82,141        $1,184,733           $53,480             $859




28
OPPENHEIMER GLOBAL FUND

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $6,547,736, all of which were paid by the Distributor to recipients, and included $318,201 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.



29
OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                   DISTRIBUTOR'S
                                                   DISTRIBUTOR'S       AGGREGATE
                                                       AGGREGATE    UNREIMBURSED
                                                    UNREIMBURSED   EXPENSES AS %
                 TOTAL PAYMENTS  AMOUNT RETAINED        EXPENSES   OF NET ASSETS
                     UNDER PLAN   BY DISTRIBUTOR      UNDER PLAN        OF CLASS
--------------------------------------------------------------------------------
 Class B Plan        $7,653,818       $6,124,739     $26,264,647           1.64%
 Class C Plan         2,513,344          973,132       6,543,835           1.14
 Class N Plan            51,136          51,668          480,023           1.25


--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the fo currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                                                     CONTRACT  VALUATION AS OF     UNREALIZED
 CONTRACT DESCRIPTION      EXPIRATION DATES     AMOUNT (000S)   MARCH 31, 2002   DEPRECIATION
---------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 British Pound Sterling (GBP)        4/3/02          3,847GBP      $ 5,476,771      $   1,743
 Japanese Yen (JPY)                  4/1/02        591,832JPY        4,465,477          3,540
                                                                                    ---------
                                                                                        5,283
                                                                                    ---------
 CONTRACTS TO SELL
 Euro (EUR)                          4/3/02          7,340EUR        6,402,616          7,274
                                                                                    ---------
 Total Unrealized Depreciation                                                        $12,557
                                                                                    =========

--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair


30
OPPENHEIMER GLOBAL FUND
 value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2002 was $15,393,600, which represents 0.18% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                               VALUATION AS OF     UNREALIZED
 SECURITY                 ACQUISITION DATES              COST   MARCH 31, 2002   DEPRECIATION
---------------------------------------------------------------------------------------------

 STOCKS AND/OR WARRANTS
 Swiss Medical SA            5/16/94-7/3/01       $28,590,000      $15,393,600    $13,196,400


--------------------------------------------------------------------------------
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.


31
OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES  Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees John V. Murphy, Trustee and President
                        Robert G. Galli, Trustee
                        Phillip A. Griffiths, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Clayton K. Yeutter, Trustee
                        William L. Wilby, Vice President
                        Robert G. Zack, Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary


--------------------------------------------------------------------------------
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
 TRANSFER AND           OppenheimerFunds Services
 SHAREHOLDER
 SERVICING AGENT


--------------------------------------------------------------------------------
 CUSTODIAN OF           The Bank of New York
 PORTFOLIO SECURITIES


--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS   KPMG LLP


--------------------------------------------------------------------------------
 LEGAL COUNSEL          Mayer, Brown, Rowe and Maw

                                   The financial statements included herein have been taken from the records of the Fund without examination of the auditors.

                                   OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                                   OPPENHEIMERFUNDS DISTRIBUTOR, INC.,
                                   498 SEVENTH AVENUE, NEW YORK, NY 10018



(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


32
OPPENHEIMER GLOBAL FUND

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PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

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TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

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TICKER SYMBOLS  Class A: OPPAX  Class B: OGLBX  Class C: OGLCX
                Class N OGLNX   Class Y: OGLYX

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1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.




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OppenheimerFunds(R)
Distributor, Inc.


RS0330.001.0302 May 30, 2002